Cover	Dec. 16, 2021	Nov. 03, 2021
Document Information [Line Items]
Document Type		8-K
Document Period End Date	Dec. 16, 2021
Entity Registrant Name		LINCOLNWAY ENERGY, LLC
Entity Incorporation, State or Country Code		IA
Entity File Number		000-51764
Entity Tax Identification Number		20-1118105
Entity Address, Address Line One		59511 W. Lincoln Highway,
Entity Address, City or Town		Nevada,
Entity Address, State or Province		IA
Entity Address, Postal Zip Code		50201
City Area Code	515
Local Phone Number	232-1010
Entity Central Index Key		0001350420
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Amendment Flag		false